As filed with the Securities and Exchange Commission on December 12, 2007

                                                                       File Nos.
                                                                       033-41340
                                                                       811-06336

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. ______

                      Post-Effective Amendment No. 25            (X)
                                                  ------

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 27                    (X)
                                          ----

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (650) 312-2000
                                                            --------------

                      CRAIG S. TYLE, ONE FRANKLIN PARKWAY,
                      ------------------------------------
                            SAN MATEO, CA 94403-1906
                           --------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[x] on January 4, 2008 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

       This Post-Effective Amendment No. 25 which relates to the Registrant's previously filed Post-Effective Amendment No. 24 filed
       September 27, 2007, including the Prospectus and Statement of Additional Information contained therein, is being filed under Rule 485(b)(iii) to extend the date on which the amendment will become effective automatically to January 4, 2008. The earlier filing was made to add a new series, Franklin India Fund, to the Registrant.


                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                              FILE NOS.033-41340 &
                                    811-06336

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION
                                -----------------

ITEM 23. EXHIBITS

     The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

         (a)      Agreement and Declaration of Trust

                  (i) Amended and Restated Agreement and Declaration of Trust of Franklin Templeton International Trust, a Delaware Statutory Trust
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

         (b)      By-laws

                  (i) Amended and Restated By-Laws of Franklin Templeton International Trust, a Delaware Statutory Trust
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

         (c)      Instruments Defining Rights of Security Holders

                  Not Applicable

         (d)      Investment Advisory Contracts

                  (i) Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and Franklin Advisers, Inc. dated
                             September 20, 1991
                             Filing: Post-Effective Amendment No. 6 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: December 29, 1995

                  (ii) Management Agreement between Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin Advisers, Inc. dated July 1, 2001
                             Filing: Post Effective Amendment No. 18 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 26, 2002

                  (iii) Templeton Global Long-Short Fund Subadvisory Agreement between Franklin Advisers, Inc. and Templeton Global Advisors Limited dated
                             July 1, 2001
                             Filing: Post Effective Amendment No. 19 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 27, 2003

                  (iv) Interpretive Addendum dated January 19, 2005, to Investment Advisory Agreement between Registrant, on behalf on Templeton Global Long-Short Fund and Franklin Advisers, Inc. dated July 1, 2001
                             Filing: Post Effective Amendment No. 23 to
                             Registrant Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 27, 2007

                  (v) Form of Management Agreement between Registrant on behalf of Franklin India Fund and Franklin Advisers, Inc.
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

                  (vi) Form of Subadvisory Agreement between Franklin Advisers, Inc. and Franklin Templeton Asset Management (India) Private Limited
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

          (e)      Underwriting Contracts

                  (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                             Filing: Post-Effective Amendment No. 16 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 28, 2001

                  (ii)      Forms of Selling Agreements between
                            Franklin/Templeton Distributors, Inc. and securities dealers dated November 1, 2003
                            Filing: Post-Effective Amendment No. 24 to
                            Registration Statement on Form N-1A
                            File No. 033-41340
                            Filing Date: September 27, 2007

                 (iii) Amendment dated May 15, 2006, to form of Selling Agreements between Franklin/Templeton Distributors, Inc. and securities dealers
                            Filing: Post-Effective Amendment No. 24 to
                            Registration Statement on Form N-1A
                            File No. 033-41340
                            Filing Date: September 27, 2007

         (f)      Bonus or Profit Sharing Contracts

                  Not Applicable

         (g)      Custodian Agreements

                 (i) Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund and Chase Manhattan Bank, NT & SA dated July 28, 1995
                             Filing: Post Effective Amendment No. 19 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 27, 2003

                  (ii) Amendment to Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Chase Manhattan Bank, N.A.
                             dated July 24, 1996
                             Filing: Post-Effective Amendment No. 10 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: January 2, 1998

                  (iii) Amendment dated as of May 1, 2001, to the Custody Agreement between Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and The Chase Manhattan Bank
                             Filing: Post Effective Amendment No. 18 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 26, 2002

                  (iv) Custody Agreement between Chase Manhattan Bank, N.A. and Registrant, on behalf of Templeton Global Long-Short Fund, dated July 11, 2001
                             Filing: Post Effective Amendment No. 18 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 26, 2002

         (h)      Other Material Contracts

                    (i) Form of Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Asset Management (India) Private Limited
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

                  (ii) Administration Agreement between Registrant on behalf of Templeton Global Long-Short Fund and Franklin Templeton Services, LLC dated
                             July 1, 2001
                             Filing: Post Effective Amendment No. 18 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 26, 2002

         (i)      Legal Opinion

                  (i)        Opinion and Consent of Counsel dated
                             December 14, 1998
                             Filing: Post-Effective Amendment No. 14 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: December 30, 1998

         (j)      Other Opinions

                   (i)       Not Applicable

         (k)      Omitted Financial Statements

                  Not Applicable

         (l)      Initial Capital Agreements

                  (i)        Letter of Understanding dated September 10, 1991
                             Filing: Post-Effective Amendment No. 6 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: December 29, 1995

                  (ii)       Subscription Agreement for Templeton Global
                             Long-Short Fund
                             Filing: Post Effective Amendment No. 18 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 26, 2002

         (m)      Rule 12b-1 Plan

                  (i) Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin India Fund, and Franklin/Templeton Distributors, Inc.
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

                  (ii) Form of Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin India Fund, and Franklin/Templeton Distributors, Inc.
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

                  (iii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc. dated,
                             July 1, 1993
                             Filing: Post-Effective Amendment No. 6 to
                             Registration Statement on Form N-1A
                             File No. 33-41340 F
                             Filing Date: December 29, 1995

                  (iv) Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 2001
                             Filing: Post Effective Amendment No. 18 to
                             Registration Statement on Form N-1A
                             File No. 33-41340
                             Filing Date: February 26, 2002

                  (v) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Foreign Smaller Companies Fund, and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                             Filing: Post-Effective Amendment No. 15 to
                             Registration Statement on Form N-1A
                             File No. 33-41340
                             Filing Date: February 28, 2000

                  (vi) Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 2001
                             Filing: Post Effective Amendment No. 18 to
                             Registration Statement on Form N-1A
                             File No. 33-41340
                             Filing Date: February 26, 2002

                  (vii) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of and Templeton Foreign Smaller Companies Fund, and
                             Franklin/Templeton Distributors, Inc. dated
                             October 31, 2000
                             Filing: Post-Effective Amendment No. 16 to
                             Registration Statement on Form N-1A
                             File No. 33-41340
                             Filing Date: February 28, 2001

                  (viii) Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Templeton Global Long-Short Fund, and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                             Filing: Post Effective Amendment No. 18 to
                             Registration Statement on Form N-1A
                             File No. 33-41340
                             Filing Date: February 26, 2002

         (n)      Rule 18f-3 Plan

                    (i) Multiple Class Plan for Templeton Foreign Smaller Companies Fund dated April 16, 1998
                             Filing: Post-Effective Amendment No. 15 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 28, 2000

                    (ii) Multiple Class Plan for Templeton Global Long-Short Fund dated May 15, 2001
                             Filing: Post Effective Amendment No. 19 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: February 27, 2003

                 (iii)       Form of Multiple Class plan for Franklin India Fund
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

          (p)     Code of Ethics

                    (i) Code of Ethics dated May 2007
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

         (q)      Power of Attorney

                    (i) Power of Attorney dated May 22, 2007
                             Filing: Post-Effective Amendment No. 24 to
                             Registration Statement on Form N-1A
                             File No. 033-41340
                             Filing Date: September 27, 2007

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

                  None

ITEM 25. INDEMNIFICATION

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or
(2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

a) Franklin Advisers, Inc. (Advisers)

The officers and directors of the Registrant's manager also serve as officers and/or directors or trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and trustees during the past two years.

b) Templeton Investment Counsel, LLC (Investment Counsel)

Investment Counsel, an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as Templeton Foreign Smaller Companies Fund's sub-advisor, furnishing to Advisers in that capacity, portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of the Fund's sub-advisor (SEC File 801-15125), incorporated herein by reference, which sets forth the officers of the sub-advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

c) Templeton Global Advisors Limited (Global Advisors)

Global Advisors, an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as Templeton Global Long-Short Fund's sub-advisor, furnishing to Advisers in that capacity, portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of the Fund's sub-advisor (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of the sub-advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

d) Franklin Templeton Asset Management (India) Private Limited (FT India)

Franklin Templeton Asset Management (India) Private Limited (FT India), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as Franklin India Fund's sub-advisor, furnishing to Advisers in that capacity, portfolio management services and investment research. FT India is regulated by the Securities and Exchange Board of India and is in the process of registering with the Securities and Exchange Commission. Further information will be included in part B and Schedule A and D of form ADV which will set forth the office's of Franklin Templeton India and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds, Inc.
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Recovery Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 11th day of December, 2007.


                                        FRANKLIN TEMPLETON INTERNATIONAL TRUST
                                           (Registrant)

                                            By:      /S/DAVID P. GOSS
                                                     -----------------
                                                     David P. Goss
                                                     Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*           Chief Executive Officer-
----------------------            Investment Management
Rupert H. Johnson, Jr.            Dated: December 11, 2007

JIMMY D. GAMBILL*                 Chief Executive Officer-
----------------------            Finance and Administration
Jimmy D. Gambill                  Dated: December 11, 2007

GALEN VETTER*                     Chief Financial Officer
-------------                     Dated: December 11, 2007
Galen Vetter

HARRIS J. ASHTON*                 Trustee
-----------------                 Dated: December 11, 2007
Harris J. Ashton

ROBERT F. CARLSON*                Trustee
------------------                Dated: December 11, 2007
Robert F. Carlson

SAM GINN*                         Trustee
---------                         Dated: December 11, 2007
Sam Ginn

EDITH E. HOLIDAY*                 Trustee
-----------------                 Dated: December 11, 2007
Edith E. Holiday

CHARLES B. JOHNSON*               Trustee
-------------------               Dated: December 11, 2007
Charles B. Johnson

GREGORY E. JOHNSON*               Trustee
-------------------               Dated: December 11, 2007
Gregory E. Johnson


FRANK W.T. LAHAYE*                Trustee
------------------                Dated: December 11, 2007
Frank W.T. LaHaye

FRANK A. OLSON*                   Trustee
---------------                   Dated: December 11, 2007
Frank A. Olson

LARRY D. THOMPSON*                Trustee
------------------                Dated: December 11, 2007
Larry D. Thompson

JOHN B. WILSON*                   Trustee
---------------                   Dated: December 11, 2007
John B. Wilson


*By      /S/DAVID P. GOSS
         ----------------
         David P. Goss, Attorney-in-Fact
         (pursuant to Power of Attorney previously filed)




                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                             REGISTRATION STATEMENT

                                  EXHIBIT INDEX

EXHIBIT NO.                        DESCRIPTION                         LOCATION

EX-99.(a)(i)                       Amended and Restated Agreement
                                   and Declaration of Trust of             *
                                   Franklin Templeton
                                   International Trust

EX-99.(b)(i)                       Amended and Restated By-Laws of
                                   Franklin International                  *
                                   Trust a Delaware Statutory
                                   Trust

EX-99.(d)(i)                       Management Agreement between
                                   Registrant, on behalf of                *
                                   Templeton Foreign Smaller
                                   Companies Fund and Franklin
                                   Advisers, Inc. dated
                                   September 20, 1991

EX-99.(d)(ii)                      Management Agreement between
                                   Registrant, on behalf of                *
                                   Templeton Global Long-Short Fund,
                                   and Franklin Advisers, Inc. dated
                                   July 1, 2001

EX-99.(d)(iii)                     Templeton Global Long-Short Fund
                                   Subadvisory Agreement                   *
                                   between Franklin Advisers, Inc.
                                   and Templeton Global
                                   Advisors Limited dated July 1, 2001

EX-99.(iv)                         Interpretive Addendum dated             *
                                   January 19, 2005, to Investment
                                   Advisory Agreement between
                                   Registrant, on behalf of
                                   Templeton Global Long-Short
                                   Fund and Franklin Advisers,
                                   Inc. dated July 1, 2001

EX-99.(d)(v)                       Form of Management Agreement
                                   between Registrant on behalf            *
                                   of Franklin India Fund
                                   and Franklin Advisers, Inc.

EX-99.(d)(vi)                      Form of Subadvisory Agreement
                                   between Franklin Advisers,              *
                                   Inc. and Franklin Templeton Asset
                                   Management (India) Private
                                   Limited

EX-99.(e)(i)                       Amended and Restated Distribution
                                   Agreement between                       *
                                   Registrant and Franklin/Templeton
                                   Distributors, Inc. dated
                                   October 31, 2000

EX-99.(e)(ii)                      Forms of Selling Agreements between
                                   Franklin/Templeton                      *
                                   Distributors, Inc. and securities
                                   dealers dated November 1, 2003

EX-00.(e)(iii)                     Amendment dated May 15, 2006 to
                                   form of Selling Agreements              *
                                   between Franklin/Templeton
                                   Distributors, Inc. and
                                   securities dealers

EX-99.(g)(i)                       Custody Agreement between Registrant,   *
                                   on behalf of Templeton Foreign Smaller
                                   Companies Fund and Chase Manhattan
                                   Bank, NT & SA dated July 28, 1995

EX-99.(g)(ii)                      Amendment to Custody Agreement          *
                                   between Registrant, on behalf of
                                   Templeton Foreign Smaller
                                   Companies Fund, and Chase
                                   Manhattan Bank, N.A. dated
                                   July 24, 1996

EX-99.(g)(iii)                     Amendment dated as of May 1, 2001 to    *
                                   the custody agreement between
                                   Registrant, on behalf of Templeton
                                   Foreign Smaller Companies Fund, and
                                   The Chase Manhattan Bank

EX-99.(g)(iv)                      Custody Agreement between Chase
                        `          Manhattan Bank, N.A. and                *
                                   Registrant, on behalf of
                                   Templeton Global Long-Short Fund,
                                   dated July 11, 2001

EX-99.(h)(i)                       Form of Subcontract for Fund            *
                                   Administrative Services between
                                   Franklin Advisers, Inc. and
                                   Franklin Templeton Asset Management
                                   (India) Private Limited

EX-99.(h)(ii)                      Administration Agreement between        *
                                   Registrant on behalf of Templeton
                                   Global Long-Short Fund and Franklin
                                   Templeton Services, LLC dated
                                   July 1, 2001

EX-99.(i)(i)                       Opinion and Consent of Counsel
                                   dated December 14, 1998                 *

EX-99.(j)(i)                       Consent of Independent Registered       *
                                   Public Accounting Firm *

EX-99.(l)(i)                       Letter of Understanding dated           *
                                   September 10, 1991

EX-99.(l)(ii)                      Subscription Agreement for              *
                                   Templeton Global Long-Short Fund

EX-99.(m)(i)                       Form of Class A Distribution Plan       *
                                   Pursuant to Rule 12b-1 between the
                                   Registrant, on behalf of Franklin
                                   India Fund, and Franklin/Templeton
                                   Distributors, Inc.

EX-99.(m)(ii)                      Form of Class C Distribution Plan       *
                                   Pursuant to Rule 12b-1 between the
                                   Registrant, on behalf of Franklin
                                   India Fund, and Franklin/Templeton
                                   Distributors, Inc.

EX-99.(m)(iii)                     Amended and Restated Distribution       *
                                   Plan  pursuant to Rule 12b-1 between
                                   Registrant on behalf of Templeton
                                   Foreign Smaller Companies Fund, and
                                   Franklin/Templeton Distributors, Inc.
                                   dated July 1, 1993


EX-99.(m)(iv)                      Class A Distribution Plan pursuant      *
                                   to Rule 12b-1 between the Registrant,
                                   on behalf of Templeton Global
                                   Long-Short Fund, and Franklin/Templeton
                                   Distributors, Inc. dated July 1, 2001


EX-99.(m)(v)                       Class B Distribution Plan pursuant to   *
                                   Rule 12b-1 between the Registrant, on
                                   behalf of Templeton Foreign Smaller
                                   Companies Fund and Franklin/Templeton
                                   Distributors, Inc. dated
                                   October 16, 1998


EX-99.(m)(vi)                      Class B Distribution Plan pursuant to   *
                                   Rule12b-1 between the * Registrant,
                                   on behalf of Templeton Global
                                   Long-Short Fund, and Franklin/Templeton
                                   Distributors, Inc. dated July 1, 2001

EX-99.(m)(vii)                     Class C Distribution Plan pursuant to   *
                                   Rule 12b-1 between the Registrant, on
                                   behalf of and Templeton Foreign Smaller
                                   Companies Fund and Franklin/Templeton
                                   Distributors, Inc. dated
                                   October 31, 2000

EX-99.(m)(viii)                    Class C Distribution Plan pursuant to   *
                                   Rule 12b-1 between the Registrant, on
                                   behalf of Templeton Global Long-Short
                                   Fund, and Franklin/Templeton
                                   Distributors, Inc. dated
                                   October 31, 2000

EX-99.(n)(i)                       Multiple Class Plan for Templeton       *
                                   Foreign Smaller Companies Fund dated
                                   April 16, 1998

EX-99.(n)(ii)                      Multiple Class Plan for Templeton       *
                                   Global Long-Short Fund dated
                                   May 15, 2001

EX-99.(n)(iii)                     Form of Multiple Class Plan for         *
                                   Franklin India Fund

EX-99.(p)(i)                       Code of Ethics dated May 2007           *

EX-99.(q)(i)                       Power of Attorney dated                 *
                                   May 22, 2007


*        Incorporated by Reference